UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number      811-21117
                                                     -----------------

                        UBS Credit Recovery Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            --------------------

                      Date of fiscal year end: December 31
                                               -------------------

                    Date of reporting period: March 31, 2010
                                              --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                                                                    UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                              REALIZED AND                                             DOLLAR AMOUNT
                                                               UNREALIZED                                              OF FAIR VALUE
                                                       % OF    GAIN/(LOSS)   INITIAL                        FIRST        FOR FIRST
                                                     MEMBERS'     FROM     ACQUISITION                    AVAILABLE      AVAILABLE
      INVESTMENT FUND          COST      FAIR VALUE   CAPITAL  INVESTMENTS     DATE     LIQUIDITY (a)  REDEMPTION (b) REDEMPTION (c)
-------------------------- ------------ ------------ -------- ------------ ----------- --------------- -------------- --------------
DIRECT LOANS/STRUCTURED
   FINANCE

European Special
   Opportunities Fund II,
   Ltd., Class B (c)       $ 16,424,909 $ 15,022,016   3.48%  $  (676,317)   2/1/2008        N/A
Indus Structured Finance
   Fund, L.P., Class A       11,380,871    7,730,723   1.79        (3,548)   5/1/2007   Semi-Annually     6/30/2012      7,730,723
Marathon Distressed
   Subprime Fund, L.P.       20,000,000   20,939,767   4.85     1,125,113    9/1/2007  Every 18 months
Marathon Structured
   Finance Fund, L.P. (c)     4,734,033    4,510,449   1.04       245,726   11/1/2004        N/A
Marathon Structured
   Finance Fund, L.P. (d)     2,466,141    1,765,049   0.41         3,121   11/1/2004        N/A
One William Street Capital
   Partners, L.P.            17,500,000   18,520,394   4.29       735,144   12/1/2009     Quarterly      12/31/2010     18,520,394
Styx Partners, L.P. (c)      43,000,000   43,755,343  10.13    (4,323,657)   8/1/2002        N/A
                           ------------ ------------  -----   -----------
   DIRECT LOANS/STRUCTURED
      FINANCE SUBTOTAL     $115,505,954 $112,243,741  25.99%  $(2,894,418)

DISTRESSED/CREDIT

Gramercy Argentina
   Opportunity Fund,
   Ltd. (e)                  10,000,000   10,111,172   2.34      (289,954)   8/1/2007     Quarterly
Gramercy Onshore Fund SPV
   III, L.L.C. (c)            7,323,760    5,851,199   1.35      (289,658)   8/1/2007        N/A
Gramercy Onshore Fund SPV,
   L.L.C. (c)                 7,513,196    4,903,198   1.14      (262,106)   8/1/2007        N/A
Marathon Special
   Opportunity Fund, L.P.    13,246,605   18,052,915   4.18       845,135   10/1/2002  Every 24 months
Marathon Special
   Opportunity Fund,
   L.P. (c)                     876,249    1,020,689   0.24        12,157   10/1/2002        N/A
Marathon Special
   Opportunity Fund,
   L.P. (c)                     241,463      180,353   0.04        (1,528)  10/1/2002        N/A
Marathon Special
   Opportunity Fund,
   L.P. (c)                     752,553    1,005,029   0.23       252,476   10/1/2002        N/A
Marathon Special
   Opportunity Fund,
   L.P. (c)                   1,590,500    2,195,615   0.51       239,571   10/1/2002        N/A
Marathon Special
   Opportunity Fund,
   L.P. (c)                   1,685,257    1,586,732   0.37        (5,176)  10/1/2002        N/A
Marathon Special
   Opportunity Fund,
   L.P. (c)                     989,135      880,715   0.20           (51)  10/1/2002        N/A
Monarch Debt Recovery
   Fund, L.P.                 6,750,000   16,960,019   3.93     1,484,624   10/1/2002     Annually
                           ------------ ------------  -----   -----------
   DISTRESSED/CREDIT
      SUBTOTAL             $ 50,968,718 $ 62,747,636  14.53%  $ 1,985,490

DIVERSIFIED CREDIT

Ahab Partners, L.P. (c)      11,314,746    9,471,459   2.19       474,851    8/1/2002        N/A
Brigade Leveraged Capital
   Structures Fund,
   L.P. (e)                  31,477,650   37,585,969   8.70     1,244,493    2/1/2008     Quarterly
Camulos Partners, L.P. (c)    9,978,773    3,621,973   0.84      (280,517)   2/1/2006        N/A
Canyon Value Realization
   Fund, L.P. (d)             3,031,630    3,827,609   0.89       147,551    8/1/2002        N/A
Claren Road Credit
   Partners, L.P. (e)        24,785,723   35,276,124   8.17       709,561   10/1/2006     Quarterly
Claren Road Credit
   Partners, L.P., L
   Interest (d)                 891,653    3,283,780   0.76       157,646   10/1/2006        N/A
Claren Road Credit
   Partners, L.P., L
   Interest payable (d)       5,731,584    4,102,783   0.95       196,965   10/1/2006        N/A
Cyrus Opportunities Fund
   II, L.P. (c)               3,196,881    2,841,423   0.66       119,310    8/1/2002        N/A
Cyrus Opportunities Fund
   II, L.P. (d)                 456,428      842,341   0.20       316,019    8/1/2002        N/A
Gracie Credit
   Opportunities Fund,
   L.L.C.                    25,000,000   25,594,669   5.93       535,948   11/1/2009     Quarterly      12/31/2010     25,594,669
Harbinger Capital Partners
   Fund I, L.P. (e)             263,615      510,328   0.12        (5,086)   8/1/2002     Quarterly
Harbinger Capital Partners
   Fund I, L.P.,
   Class L (d)                  679,710    2,393,646   0.55       103,921    8/1/2006        N/A
Harbinger Capital Partners
   Special Situations
   Fund, L.P.                 4,266,526    9,635,392   2.23       159,900    8/1/2006    Anniversary
Harbinger Capital Partners
   Special Situations
   Fund, L.P. (d)             1,328,967    1,083,429   0.25      (115,402)   8/1/2006        N/A
Harbinger Class PE
   Holdings (US) Trust (d)    6,459,866    5,763,669   1.34       (73,732)   8/1/2002        N/A
Knighthead Domestic Fund,
   L.P. (e)                  16,000,000   24,951,816   5.78     1,661,995    6/1/2008  Every 24 months    6/30/2010     24,951,816
Pardus Special
   Opportunities Fund,
   L.P. (c)                  13,500,000    6,901,041   1.60       322,759    2/1/2006        N/A
Redwood Domestic Fund,
   L.P.                      10,000,000   14,526,921   3.36     1,099,649   10/1/2008  Every 24 months    9/30/2010     14,526,921
Trilogy Financial
   Partners, L.P. (c)         4,853,251    5,546,905   1.28       665,311    1/1/2003        N/A
Whitebox Hedged High Yield
   Fund, L.P. (c)             2,215,410    3,149,626   0.73        68,689    2/1/2004        N/A
Whitebox Hedged High
   Yield, Ltd. (c)            9,530,516    8,597,450   1.99       302,139    9/1/2005        N/A
                           ------------ ------------  -----   -----------
   DIVERSIFIED CREDIT
      SUBTOTAL             $184,962,929 $209,508,353  48.52%  $ 7,811,970

                                                                                                    UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

EURO FX CONTRACTS
Euro Foreign Currency
   Forward Contract(f)               -- $    (19,284)    --%  $   959,384

Redeemed Investment Funds            --           --     --        17,961

                           ------------ ------------  -----   -----------
TOTAL                      $351,437,601 $384,480,446  89.04%  $ 7,880,387
                           ============ ============  =====   ===========

(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(d)  A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e)  Investment Funds categorized as Level 2 investments.
(f)  The current fair value of the Euro foreign forward currency sale contract is $16,218,000 and the value on settlement date of
     June 30, 2010 is $16,237,284.

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing the Fund's  investments are not necessarily an indication of the risk  associated with investing in those  investments.  The
Fund's valuation  procedures require  evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements,  price transparency and valuation procedures in place,  subscription  and  redemption  activity,  level of illiquid  securities  held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed  below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the March 31, 2010 measurement date, or within ninety days of the measurement  date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within ninety days of the March 31, 2010 measurement date.

                                           ASSETS TABLE

-----------------------------------------------------------------------------------------------
                                            TOTAL FAIR
                                             VALUE AT
DESCRIPTION                                 03/31/2010    LEVEL 1      LEVEL 2        LEVEL 3
-----------------------------------------------------------------------------------------------
Direct Loans/Structured Finance            $112,243,741   $    --   $         --   $112,243,741
Distressed/Credit                            62,747,636        --     10,111,172     52,636,464
Diversified Credit                          209,508,353        --     98,324,237    111,184,116
                                           ----------------------------------------------------
TOTAL ASSETS                               $384,499,730   $    --   $108,435,409   $276,064,321
                                           ----------------------------------------------------

                                           LIABILITIES TABLE

-----------------------------------------------------------------------------------------------
                                            TOTAL FAIR
                                             VALUE AT
DESCRIPTION                                 03/31/2010    LEVEL 1      LEVEL 2        LEVEL 3
-----------------------------------------------------------------------------------------------
Euro FX Contracts                          $    (19,284)  $    --   $    (19,284)  $         --
TOTAL LIABILITIES                          $    (19,284)  $    --   $    (19,284)  $         --
                                           ----------------------------------------------------

                                                                                                    UBS CREDIT RECOVERY FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

     The following is a reconciliation  of Level 3 assets from December 31, 2009 to March 31, 2010:

                                                                     CHANGE IN
                                                                    UNREALIZED                        TRANSFERS IN
                              BALANCE AS OF     REALIZED GAIN /   APPRECIATION /   NET PURCHASES /   AND/OR OUT OF    BALANCE AS OF
DESCRIPTION                 DECEMBER 31, 2009        (LOSS)        DEPRECIATION        (SALES)          LEVEL 3      MARCH 31, 2010
-----------------------------------------------------------------------------------------------------------------------------------
Direct Loans / Structured
   Finance                     $115,768,617       $   (42,464)     $(2,851,954)      $  (630,458)    $         --     $112,243,741
Distressed Credit                35,239,110            37,041          753,777          (353,483)      16,960,019       52,636,464
Diversified Credit              135,842,741        (1,443,827)       7,306,829        (5,569,811)     (24,951,816)     111,184,116
-----------------------------------------------------------------------------------------------------------------------------------
Total                          $286,850,468       $(1,449,250)     $ 5,208,652       $(6,553,752)    $ (7,991,797)    $276,064,321
-----------------------------------------------------------------------------------------------------------------------------------

     Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of March 31, 2010 is
     $5,031,282.

     The transfers in and/or out of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from 12-31-09 to 3-31-10.

PORTFOLIO VALUATION

Investment Funds in the direct  loans/structured  finance strategy are generally  subject to 90 - 180 day redemption notice periods.
Investment  Funds  representing  approximately  58 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets are expected over the next 12 - 36 months. The remaining approximately 42 percent of the Investment  Funds have either initial  redemption dates commencing in the future (23 percent) or are available to be redeemed with no restrictions (19 percent),  subject to the Investment  Funds'  liquidity terms, as of the measurement  date. As of March 31,
2010, Investment Funds within this strategy had unfunded capital commitments of $3,775,195.

Investment Funds in the distressed/credit strategy are generally subject to 60 - 180 day redemption notice periods. Investment Funds representing approximately 26 percent of fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets are expected over the next 36 months.  The remaining  approximately 74 percent of the Investment Funds are available to be redeemed with no restrictions,  subject to the Investment  Funds'  liquidity terms, as of the measurement  date. The
Investment  Funds within this strategy had no unfunded  capital  commitments as of March 31, 2010. One Investment  Fund, with a fair value of $16,960,019, transferred from Level 2 to Level 3 at March 31, 2010.

Investment  Funds in the diversified  credit strategy are generally  subject to 30 - 180 day redemption  notice periods.  Investment
Funds representing approximately 29 percent of fair value of the investments in this strategy are side pockets or liquidating trusts where the liquidation of assets are expected over the next 36 months. The remaining approximately 71 percent of the Investment Funds have either initial  redemption dates commencing in the future (31 percent) or are available to be redeemed with no restrictions (40 percent),  subject to the Investment  Funds' liquidity terms, as of the measurement  date. The Investment Funds within this strategy had no unfunded capital  commitments as of March 31, 2010. One Investment  Fund, with a fair value of $24,951,816,  transferred from
Level 3 to Level 2 at March 31, 2010.

Investment Funds with no current redemption  restrictions may be subject to future gates,  lock-up provisions or other restrictions, in accordance with their offering documents.

The Fund recognizes  transfers into and out of the levels  indicated above at the end of the reporting  period.  Please refer to the
December 31, 2009 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Credit Recovery Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.